PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Property and equipment, net consist of the following:

	March 31, 2024	September 30, 2023
At cost:
Office equipment	$161,937	$161,581
Fixture and fittings	100,085	99,848
Motor vehicle	52,294	52,170
Exchange adjustment	196	717
	314,512	314,316
Less: accumulated depreciation	(280,249)	(268,341)
Total	$34,263	$45,975